Provisions - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Movements in provisions
Opening balance	£ 4,802
Transfer from accruals		£ 4,789
Reassessment of provisions		(1,036)
Additional provisions recognized	557	1,049
Closing balance	5,359	4,802
Non-current provisions	4,589	4,157
Current provisions	770	645
Other provision
Movements in provisions
Opening balance	722
Transfer from accruals		695
Additional provisions recognized	129	27
Closing balance	851	722
Non-current provisions	81
Current provisions	£ 770
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	2 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	3 years
Tax
Movements in provisions
Opening balance	£ 4,080
Transfer from accruals		4,094
Reassessment of provisions		(1,036)
Additional provisions recognized	428	1,022
Closing balance	4,508	£ 4,080
Non-current provisions	£ 4,508